UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22036

Investment Company Act file number

Excelsior Directional Hedge Fund of Funds (TI), LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

U.S. Trust Hedge Fund Management, Inc.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497

Date of fiscal year end: 3/31/2009

Date of reporting period: 3/31/2009

ITEM 1. REPORTS TO STOCKHOLDERS.

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS (TI), LLC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2009

Excelsior Directional Hedge Fund of Funds (TI), LLC

Financial Statements   Year Ended March 31, 2009

Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets, Liabilities and Members’ Equity – Net Assets as of March 31, 2009	2
Statement of Operations for the Year Ended March 31, 2009	3
Statements of Changes in Members’ Equity – Net Assets for the Year Ended March 31, 2009 and for the Period from April 23, 2007 (Commencement of Operations) to March 31, 2008	4
Statement of Cash Flows for the Year Ended March 31, 2009	5
Financial Highlights for the Year Ended March 31, 2009 and for the Period from April 23, 2007 (Commencement of Operations) to March 31, 2008	6
Notes to Financial Statements	7

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Directional Hedge Fund of Funds (TI), LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Directional Hedge Fund of Funds (TI), LLC (the "Fund") at March 31, 2009, the results of its operations and its cash flows for the year then ended, and the changes in its members' equity - net assets and the financial highlights for the year ended March 31, 2009 and for the period April 23, 2007 (commencement of operations) through March 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As explained in Note 2 to the financial statements, the financial statements include an investment held by the Fund valued at $221,260,043 (96.15% of the Fund's net assets) at March 31, 2009, the value of which has been fair valued by the Adviser, under the general supervision of the Board of Managers, in the absence of a readily ascertainable market value.

PricewaterhouseCoopers LLP

New York, NY

May 28, 2009

Excelsior Directional Hedge Fund of Funds (TI), LLC

Statement of Assets, Liabilities and Members’ Equity - Net Assets

March 31, 2009

ASSETS

Investment in Excelsior Directional Hedge Fund of Funds Master Fund, LLC, at fair value	$221,260,043
Cash and cash equivalents	5,845,731
Investment in Excelsior Directional Hedge Fund of Funds Master Fund, LLC made in advance	6,770,000
Due from Adviser	136,377
Other assets	74,112

Total Assets	234,086,263

LIABILITIES

Repurchase of Members' interests payable	3,109,000
Members' interests received in advance	450,000
Management fee payable	285,526
Professional fees payable	74,218
Administration fees payable	47,207
Other payable	4,335

Total Liabilities	3,970,286

Net Assets	$230,115,977

MEMBERS' EQUITY - NET ASSETS

Members' Equity - Net Assets	$230,115,977

The accompanying notes and attached audited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

2

Excelsior Directional Hedge Fund of Funds (TI), LLC

Statement of Operations

March 31, 2009

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS MASTER FUND, LLC:

Interest	$81,979
Expenses	(3,039,142)

Net investment loss allocated from Excelsior Directional Hedge Fund of Funds Master Fund, LLC	(2,957,163)

Fund Income:
Interest	51,498

Fund Expenses:
Management fee	1,364,386
Administration fees	210,989
Professional fees	104,018
Board of Manager's fees and expenses	8,500
Other	276,644

Total expenses	1,964,537

Net Investment Loss before Expense Limitation	(4,870,202)

Expense Limitation Reimbursement	39,014

Net Investment Loss after Expense Limitation	(4,831,188)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS MASTER FUND, LLC

Net realized gain on investment	8,751,405
Net change in accumulated unrealized depreciation on investment	(49,144,381)

Net Realized and Unrealized Loss on Investments Allocated from Excelsior Directional Hedge Fund of Funds Master Fund, LLC	(40,392,976)

DECREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS	$(45,224,164)

The accompanying notes and attached audited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

3

Excelsior Directional Hedge Fund of Funds (TI), LLC

Statement of Changes in Members’ Equity – Net Assets

	For the Year Ended March 31, 2009	Period from April 23, 2007 (Commencement of Operations) to March 31, 2008
OPERATIONS
Net investment loss	$(4,831,188)	$(5,814,036)
Net realized gain on investment	8,751,405	5,979,177
Net change in accumulated unrealized depreciation on investments	(49,144,381)	997,254

Increase (Decrease) in Members' Equity - Net Assets Derived from Operations	(45,224,164)	1,162,395

CAPITAL TRANSACTIONS

Members' subscriptions	60,442,000	49,432,844
Transfers of Members' interests*	—	310,364,405
Members' interests repurchased	(89,046,592)	(56,967,666)
Offering Costs	—	(47,245)

Increase (Decrease) in Members' Equity - Net Assets Derived from Capital Transactions	(28,604,592)	302,782,338

Net Increase (Decrease) in Members' Equity - Net Assets	(73,828,756)	303,944,733

MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF PERIOD	303,944,733	—

MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD	$230,115,977	$303,944,733

*On April 23, 2007, all Members’ interests in what is now Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”) were exchanged for interests in Excelsior Directional Hedge Fund of Funds (TI), LLC (the “Fund”), and effective on and after such date, the Fund has pursued its investment objective by investing its capital in the Company.

The accompanying notes and attached audited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

4

Excelsior Directional Hedge Fund of Funds (TI), LLC

Statement of Cash Flows

Year Ended March 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' equity - net assets derived from operations	$(45,224,164)
Adjustments to reconcile net decrease in members' equity - net assets derived from operations to net cash provided by operating activities:
Net change in accumulated unrealized depreciation on investments allocated from Excelsior Directional Hedge Fund of Funds Master Fund, LLC	49,144,381
Net realized gain on investments allocated from Excelsior Directional Hedge Fund of Funds Master Fund, LLC	(8,751,405)
Net investment (loss) allocated from Excelsior Directional Hedge Fund of Funds Master Fund, LLC	2,957,163
Purchases of investment in Excelsior Directional Hedge Fund of Funds Master Fund, LLC	(51,437,425)
Proceeds from investment in Excelsior Directional Hedge Fund of Funds Master Fund, LLC	89,046,592
Increase in due from investment adviser	(39,013)
Decrease in other assets	18,390
Decrease in management fee payable	(116,038)
Increase in professional fees payable	47,997
Increase in administration fees payable	47,207
Increase in other payable	669

Net Cash Provided by Operating Activities	35,694,354

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' subscriptions	52,607,000
Payments for Members' interests repurchased	(87,087,360)

Net Cash Used in Financing Activities	(34,480,360)

Net increase in cash and cash equivalents	1,213,994
Cash and cash equivalents at beginning of year	4,631,737

Cash and Cash Equivalents at End of Year	$5,845,731

Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest	$12,062

The accompanying notes and attached audited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

5

Excelsior Directional Hedge Fund of Funds (TI), LLC

Financial Highlights

The following represents certain ratios to average members’ equity – net assets, total return, and other supplemental information for the periods indicated:

	For the year ended March 31, 2009	Period from April 23, 2007 (Commencement of Operations) to March 31, 2008

Net assets, end of period	$230,115,977	$303,944,733

Ratio of net investment loss to average members' equity - net assets (a) (b)	(1.84%)	(1.78%)

Ratio of total expenses to average members' equity - net assets (c) (d)	1.90%	1.89%

Ratio of net expenses to average members' equity - net assets (b) (c)	1.89%	1.86%

Total return (e)	(16.40%)	(0.13%)

(a)	The ratio reflects the income and expenses including the Fund’s proportionate share of income and expenses of the Company.
(b)	Average members’ equity – net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the expenses including the Fund’s proportionate share of the expenses of the Company.
(d)	The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(e)	Total return assumes a purchase of an interest in the Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.

The accompanying notes and attached audited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

6

Excelsior Directional Hedge Fund of Funds (TI), LLC

Notes to Financial Statements

March 31, 2009

1. Organization

Excelsior Directional Hedge Fund of Funds (TI), LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on February 26, 2007, and commenced operations on April 23, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”), a non-diversified, closed-end management investment company that is registered under the 1940 Act. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the Company will achieve its investment objective. The investment managers of the investment funds in which the Company invests generally conduct their investment programs through these investment funds (collectively, the “Investment Funds”). The Company invests in the Investment Funds as a limited partner or member along with other investors.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Company’s members’ equity owned by the Fund at March 31, 2009 was 64.35%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company and as the manager of the Fund (the “Adviser”). The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser. Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser provides various management and administrative services to the Company and the Fund.

The Fund’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

Subscriptions for interests in the Fund (“Interests”) by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The Fund may, from time to time, offer to repurchase Interests from its members (“Members”) pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and

7

Excelsior Directional Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2009

1. Organization (continued)

other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Fund’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board.

The Fund records its investment in the Company at fair value. The Fund’s investment in the Company is represented by the Fund’s proportionate interest in the Company’s Members’ Equity – Net Assets at March 31, 2009. Valuation of investments held by the Company is discussed in the notes to the Company’s financial statements.

The net unrealized appreciation or depreciation on investments, which is included in Members’ Equity – Net Assets on the Statement of Assets, Liabilities and Members’ Equity – Net Assets, reflects the Fund’s allocated share of the Company’s net unrealized gain or loss on investments.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Valuation of the investments held by the Company is discussed in the notes to the Company’s financial statements, attached to this report.

8

Excelsior Directional Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

b. Fund Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the Fund’s and the Company’s Boards; all costs with respect to communications regarding the Fund’s and the Company’s transactions among the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Fund’s and the Company’s Boards.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), effective April 23, 2007, under which the Adviser has agreed to waive its fees, or to pay or absorb (subject to the reimbursement described below) the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the Fund’s proportionate share of the Company’s expenses to 1.84% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time the fee was waived or the expense was paid or absorbed. The Expense Limitation Agreement will remain in effect until December 31, 2010 and continue thereafter until terminated by the Adviser or the Fund.

For the year ended March 31, 2009, the Fund incurred a total of $39,014 of expenses that are subject to the terms of the Expense Limitation Agreement. The Fund will carry this amount forward for up to three years per the Expense Limitation Agreement. The Fund will also carry forward an additional $97,363 of reimbursable expenses from the year ended March 31, 2008 for up to two years. Reimbursement of expenses carried forward is dependent on future levels of Members’ equity and expenses of the Fund.

9

Excelsior Directional Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each Member is individually required to report on its own tax return its share of the Fund’s taxable income or loss. The Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Fund’s Limited Liability Company Agreement.

The cost of the Fund’s investment in the Company for Federal income tax purposes is based on amounts reported to the Fund by the Company on a Schedule K-1 for the year ended December 31, 2008. At December 31, 2008, the cost of investment for Federal income tax purposes was $228,907,790. This includes unrealized depreciation on a tax basis of $15,401,204.

Effective April 23, 2007, the Fund adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns in order to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Fund has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Fund’s financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2008. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. Federal tax returns remains open for the years ended December 31, 2007 and December 31, 2008. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

10

Excelsior Directional Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

d. Other (continued)

The Fund records its proportionate share of the Company’s investment income, expenses and realized and unrealized gains and losses as allocated by the Company.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2009, the Adviser’s employees and affiliates have a combined interest of approximately 9.12% of the Members’ equity – net assets.

The Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the year ended March 31, 2009, the management fee was $1,364,386, of which $285,526 was payable as of March 31, 2009.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with Investment Funds in which the Company invests and with companies in which the Investment Funds invest.

The Board is made up of three Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Fund (the “Disinterested Managers”). David R. Bailin, a member of the Board who was an “interested person,” as defined by the 1940 Act, of the Fund, resigned from the Board effective September 26, 2008. The Disinterested Managers receive per-meeting fees of: $500 for attendance at quarterly meetings of the Board; and $500 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board. All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. The Fund incurred $8,500 of per meeting fees for the year ended March 31, 2009, none of which was payable as of March 31, 2009.

11

Excelsior Directional Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2009

3. Management Fee, Related Party Transactions and Other (continued)

The Fund has retained J.D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the Fund. In connection with such services provided, the Fund pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Fund's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the year ended March 31, 2009, the Fund incurred $210,989 in expenses related to such administrative services, of which $47,207 was payable as of March 31, 2009.

Effective January 1, 2009, Banc of America Investment Services, Inc. (‘BAI”) serves as the placement agent of the Fund (the “Placement Agent”). Investors may be charged a placement fee (the “Placement Fee”) on Interests placed by the Placement Agent of 1.25% of the investment amount if such amount is less than $500,000 (subject to the minimum investment).  There is no Placement Fee on investments of $500,000 or more.  The Placement Fee is paid to the Placement Agent. The Placement Fee may be waived for certain investors.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Investment Funds is generally limited to the net asset value of its interest in each Investment Fund.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw assets from Investment Funds, or unforeseen outflows of cash. This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company’s investments in Investment Funds can be redeemed on a limited basis. As a result, the Fund may not be able to liquidate quickly some of its investments in the Company in order to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any Investment Fund.

12

Excelsior Directional Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2009

5. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

6. Subsequent Events

At March 31, 2009, the Fund had received subscriptions in advance for Interests from Members in the amount of $450,000. These subscriptions resulted in the issuance of Interests in the Fund effective April 1, 2009. The Fund also invested $6,770,000 in the Company as of April 1, 2009.

FASB Staff Position (FSP) FAS 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”, was issued April 9, 2009 effective for interim and annual report periods ending after June 15, 2009, which is applied prospectively. FSP FAS 157-4 provides additional guidance in order to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. FSP FAS 157-4 also identifies conditions to consider when assessing when a transaction is not orderly. FSP 157-4 amends SFAS 157 to require entities to disclose additional information regarding the inputs and valuation techniques used to measure fair value and requires entities to provide disclosures for major categories of securities on a more disaggregated basis than previously had been required under SFAS 157. The Fund is reviewing the position along with its impact on the financial statements.

On April 1, 2009, pursuant to an agreement and plan of acquisition (the “Plan”) of BACAP Alternative Multi-Strategy Fund, LLC (the “BACAP Fund”), the Fund and the Company, a non-diversified, closed-end management investment company registered under the 1940 Act, for which an affiliate of the Adviser serves as Investment Adviser, the Fund acquired all of the assets of the BACAP Fund in exchange for the assumption by the Fund of all of the liabilities of the BACAP Fund reflected on the BACAP Fund's statement of assets and liabilities and the delivery to the BACAP Fund of Interests in the Fund with a net asset value equal to the value of the assets transferred to the Fund, net of the liabilities assumed by the Fund (all as determined immediately before April 1, 2009). The BACAP Fund then distributed the Interests to its eligible members who effectively became members of the Fund. Pursuant to the Plan, the Fund then contributed to the Company all of the assets the Fund received from the BACAP Fund and the Company assumed all of the related liabilities of the BACAP Fund that the Fund assumed. All of the transactions were effective April 1, 2009.

13

Excelsior Directional Hedge Fund of Funds (TI), LLC

Notes to Financial Statements (continued)

March 31, 2009

6. Subsequent Events (continued)

On May 7, 2009, UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation (“UMB”), signed a definitive agreement to purchase the Administrator. The Administrator will operate as a wholly-owned division of UMB Fund Services, Inc., a UMB subsidiary that provides all aspects of mutual fund and alternative investment services. The Administrator will retain its name and continue operations from its headquarters in Ogden, Utah.

14

Excelsior Directional Hedge Fund of Funds (TI), LLC

Company Management (Unaudited)

March 31, 2009

Information pertaining to the Board and officers of the Fund is set forth below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Independent Managers

Gene M. Bernstein c/o Excelsior Directional Hedge Fund of Funds (TI), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1947)	Manager	Term Indefinite; Length- since April 2007

Chairman of Northville Industries, a subsidiary of NIC Holding Corp.(2003 to present) which engages in petroleum trading, marketing, storage, and distribution. Dean of the Skodneck Business Development Center at Hofstra University 2000-2001. Prior to that, Mr. Bernstein was President and Vice Chairman at Northville Industries, a petroleum marketing, distribution, trading and storage company and wholly-owned subsidiary of NIC Holding Corp. Mr. Bernstein serves as a manager of Excelsior Directional Hedge Fund of Funds Master Fund, LLC, Excelsior Directional Hedge Fund of Funds (TE), LLC, Excelsior Venture Partners III, LLC, and Excelsior Venture Investors III, LLC.

				5
Victor F. Imbimbo, Jr. c/o Excelsior Directional Hedge Fund of Funds (TI), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term-Indefinite; Length- since April 2007

President and CEO of Caring Today, LLC., the publisher of Caring Today Magazine, the leading information resource within the family caregivers market. Prior to this, Mr. Imbimbo, was Executive Vice President of TBWA\New York and President for North America with TBWA/WorldHealth, a division of TBWA Worldwide where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Directional Hedge Fund of Funds Master Fund, LLC, Excelsior Directional Hedge Fund of Funds (TE), LLC, Excelsior Venture Partners III, LLC, and Excelsior Venture Investors III, LLC.

				5
Stephen V. Murphy c/o Excelsior Directional Hedge Fund of Funds (TI), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term-Indefinite; Length- since April 2007	President of S.V. Murphy & Co., an investment banking firm. He also serves on the board of directors of The First of Long Island Corporation, The First National Bank of Long Island and Bowne & Co., Inc. Mr. Murphy serves as a manager of Excelsior Directional Hedge Fund of Funds Master Fund, LLC, Excelsior Directional Hedge Fund of Funds (TE), LLC, Excelsior Venture Partners III, LLC, and Excelsior Venture Investors III, LLC.	5

15

Excelsior Directional Hedge Fund of Funds (TI), LLC

Company Management (Unaudited) Continued

March 31, 2009

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Officers who are not Managers

Spencer Boggess One Bryant Park New York, NY 10036 (Born 1967)	Chief Executive Officer	Term – Indefinite; Length – since April 2007

Managing Director, Alternative Investment Asset Management, Bank of America (7/07 to present); President and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. and Portfolio Manager of the Company (7/03 to present).

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term – Indefinite; Length – since April 2007

Managing Director, Alternative Investment Asset Management, Bank of America (7/07 to present); Director, Chief Financial Officer and Treasurer (10/07 to present) and Senior Vice President (6/07 to present) of U.S. Trust Hedge Fund Management, Inc.; Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).

Mohan Badgujar One Bryant Park New York, NY 10036 (Born 1958)	Chief Operating Officer	Term - Indefinite; Length - since April 2007

Director, Alternative Investment Asset Management, Bank of America (7/07 to present); Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to present); Managing Partner of Blue Hill Capital Partners LLC (10/03 to 10/05) (Registered Investment Adviser).

Marina Belaya 114 W. 47th Street New York, NY 10036 (Born 1967)	Secretary	Term – Indefinite; Length – since April 2007

Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).

16

Excelsior Directional Hedge Fund of Funds (TI), LLC

Company Management (Unaudited) Continued

March 31, 2009

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Linda J. Wondrack One Financial Center Boston, MA 02111 (Born 1964)	Chief Compliance Officer	Term — Indefinite; Length — since September 2007

Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America (6/05 to present); Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (8/04 to 5/05); Managing Director, Deutsche Asset Management (prior to 8/04).

All officers of the Company are employees and/ or officers of the Adviser.

The Offering Memorandum of the Fund includes additional information about the managers of the Company and is available upon request.

17

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS MASTER FUND, LLC

Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2009

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Financial Statements   Year Ended March 31, 2009

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Directional Hedge Fund of Funds Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, including the schedule of investments, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the "Company") at March 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' equity - net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2009 by correspondence with the custodian and underlying portfolio funds, provide a reasonable basis for our opinion. The financial highlights of the Company for each of the two years in the period ended March 31, 2006 were audited by other auditors whose report dated May 25, 2006, expressed an unqualified opinion on such financial statements.

As explained in Note 2 to the financial statements, the financial statements include investments held by the Company valued at $305,279,674 (88.78% of the Company's net assets) at March 31, 2009, the values of which have been fair valued by the Adviser, under the general supervision of the Board of Managers, in the absence of readily ascertainable market values.

PricewaterhouseCoopers LLP

New York, NY

May 28, 2009

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Statement of Assets, Liabilities and Members’ Equity - Net Assets

March 31, 2009

ASSETS

Investments in Investment Funds, at fair value (cost $293,365,416)	$305,279,674
Cash and cash equivalents	45,226,284
Receivables for interests in Investment Funds sold	4,806,558
Other assets	8,686

Total Assets	355,321,202

LIABILITIES

Members' interests received in advance	10,503,500
Due to Adviser	839,487
Professional fees payable	99,149
Other payable	9,262
Administration fees payable	6,000

Total Liabilities	11,457,398

Net Assets	$343,863,804

MEMBERS' EQUITY - NET ASSETS

Represented by:
Capital	$331,949,547
Accumulated net unrealized appreciation on investments	11,914,257

Members' Equity - Net Assets	$343,863,804

The accompanying notes are an integral part of these financial statements.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

March 31, 2009

Investment Funds *	First Acquisition Date	Cost **	Fair Value **	% of Members' Equity - Net Assets	% Ownership of Investment Funds	First Available Redemption Date ***	Liquidity ****

Hedged Long/Short Equity Funds
Foundation Partners, L.P.	7/1/2002	$10,000,000	$14,239,624	4.14%	10.18%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	—	729,493	0.21%	0.19%	N/A	Annually
Scopia PX, LLC	9/1/2005	11,000,000	14,282,257	4.15%	7.87%	(1)	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	11,610,520	15,190,901	4.42%	4.80%	N/A	Quarterly
Strategy Total		32,610,520	44,442,275	12.92%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,000,000	13,149,982	3.82%	5.76%	N/A	Quarterly
Alson Signature Fund, L.P.	9/1/2006	8,000,000	6,001,692	1.75%	3.08%	N/A	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	287,052	614,086	0.18%	9.47%	N/A	(2)
Quaker Capital Partners I, L.P.	1/1/2001	3,164,863	5,269,832	1.53%	3.38%	N/A	Annually
Royal Capital Value Fund (QP), L.P.	7/1/2008	14,000,000	12,289,837	3.57%	2.06%	9/30/2009	Annually
Seminole Capital Partners, L.P.	9/1/2005	11,200,000	14,198,031	4.13%	3.33%	N/A	Semi—annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	14,544,838	4.23%	1.67%	N/A	Annually
Tonga Partners, L.P.	10/1/2000	4,060,553	5,897,052	1.72%	5.68%	N/A	Semi—annually
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	13,196,604	3.84%	4.74%	(3)	Annually
Strategy Total		79,262,468	85,161,954	24.77%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	6,000,000	13,935,151	4.05%	1.82%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	16,200,000	20,462,886	5.96%	6.80%	N/A	Quarterly
Strategy Total		22,200,000	34,398,037	10.01%
Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	14,953,701	11,724,534	3.41%	13.69%	N/A	Quarterly
Aristeia Partners, L.P.	4/1/2008	17,000,000	14,784,747	4.30%	5.99%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	5,500,000	5,716,391	1.66%	0.52%	1/31/2010	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	5,403,141	6,155,490	1.79%	0.30%	N/A	(4)
Farallon Capital Partners, L.P.	11/1/2004	19,085,586	17,080,187	4.97%	0.36%	N/A	(5)
Pentwater Event Fund LLC	7/1/2008	6,000,000	4,518,140	1.31%	4.75%	N/A	Annually
Polygon Global Opportunities Fund, L.P.	8/1/2006	15,600,000	8,634,671	2.51%	1.60%	N/A	(6)
Waterfall Eden Fund, L.P.	7/1/2008	14,750,000	13,799,640	4.01%	11.06%	(7)	Quarterly
Strategy Total		98,292,428	82,413,800	23.96%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	14,500,000	15,456,920	4.50%	4.38%	N/A	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	14,000,000	12,294,873	3.58%	4.84%	(8)	Quarterly
Delta Fund Europe, L.P.	5/1/2006	8,000,000	4,368,987	1.27%	5.30%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	3,500,000	3,583,161	1.04%	1.32%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	15,484,971	4.50%	3.62%	(9)	Quarterly
Indus Event Driven Fund, L.P.	6/1/2005	—	3,216	0.00%	0.85%	N/A	(2)
Indus Japan Fund, L.P.	3/1/2004	6,000,000	7,671,480	2.23%	4.57%	N/A	Quarterly
Strategy Total		61,000,000	58,863,608	17.12%
Total investments in Investment Funds		$293,365,416	305,279,674	88.78%
Other Assets, Less Liabilities			38,584,130	11.22%
Members’ Equity – Net Assets			$343,863,804	100.00%

The accompanying notes are an integral part of these financial statements.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (continued)

March 31, 2009

*	Non-income producing investments. The Company's	(1)	$2,096,440 locked up until 9/30/2009.
	investments in Investment Funds are considered to be	(2)	The Investment Fund is closing and is in the process of
	illiquid and may be subject to limitiations on redemptions,		returning capital to its partners.
	including the assessment of early redemption fees.	(3)	$934,875 has an initial lock-up period that expires on
**	See definition in Note 2a.		12/31/2009, $4,174,683 has an initial lock-up period that
***	From original investment date.		expires on 12/31/2010, and $1,876,808 has an initial lock-up
****	Available frequency of redemptions after initial		period that expires on 12/31/2011.
	lock-up period.	(4)	The Investment Fund has restricted redemption rights by
N/A	Initial lock-up period has either expired prior to March 31,		creating a designated account to hold its illiquid assets.
	2009 or the Investment Fund did not have an initial		As of 3/31/09, the Company's remaining investment in the
	lock-up period. However, specific redemption restrictions		Investment Fund is illiquid.
	may apply.	(5)	The Investment Fund has temporarily limited redemption
rights. A liquidating trust account has been created in order to honor outstanding redemption requests once capital
becomes available.
		(6)	The Investment Fund will be liquidating its assets and has
suspended redemption rights.
		(7)	$3,660,304 has an initial lock-up period that expires on
9/30/2009, $4,618,372 has an initial lock-up period that
expires on 9/30/2010, and $5,770,964 has an initial lock-up
period that expires on 12/31/2010.
		(8)	$10,529,467 has an initial lock-up period that expires on
3/31/2010, $1,765,406 has an initial lock-up period that
expires on 6/30/2010.
		(9)	$1,610,267 has an initial lock-up period that expires on
9/30/2009.

The accompanying notes are an integral part of these financial statements.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Statement of Operations

Year Ended March 31, 2009

INVESTMENT INCOME
Interest	$111,048
Total Investment Income	111,048
OPERATING EXPENSES
Advisory fee	3,767,183
Professional fees	296,396
Bank facility fee	92,813
Board of Managers' fees and expenses	64,000
Other	60,462
Administration fees	24,000
Total Operating Expenses	4,304,854
Net Investment Loss	(4,193,806)
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain from Investment Fund redemptions	11,301,091
Net change in accumulated unrealized appreciation on investments	(73,329,657)
Net Realized and Unrealized Loss on Investments	(62,028,566)
DECREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS	$(66,222,372)

The accompanying notes are an integral part of these financial statements.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Statement of Changes in Members’ Equity – Net Assets

	Year Ended March 31, 2009	Year Ended March 31, 2008
OPERATIONS
Net investment loss	$(4,193,806)	$(3,987,859)
Net realized gain from Investment Fund redemptions	11,301,091	6,109,713
Net change in accumulated unrealized appreciation on investments	(73,329,657)	298,607
Increase (Decrease) in Members' Equity - Net Assets Derived from Operations	(66,222,372)	2,420,461
CAPITAL TRANSACTIONS
Members' subscriptions	179,564,716	374,515,210
Members' interests repurchased	(89,048,401)	(57,365,810)
Transfers of Members' interests*	—	(310,364,405)
Increase in Members' Equity - Net Assets from Capital Transactions	90,516,315	6,784,995
Net Increase in Members' Equity - Net Assets	24,293,943	9,205,456
MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF PERIOD	319,569,861	310,364,405
MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD	$343,863,804	$319,569,861

*On April 23, 2007, all Members’ interests were transferred to Excelsior Directional Hedge Fund of Funds (TI), LLC (the “Fund”). The Fund, in turn, invested all of its capital in the Company.

The accompanying notes are an integral part of these financial statements.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Statement of Cash Flows

Year Ended March 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' equity - net assets derived from operations	$(66,222,372)
Adjustments to reconcile net decrease in members' equity - net assets derived from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments	73,329,657
Net realized gain from Investment Fund redemptions	(11,301,091)
Purchases of Investment Funds	(94,000,000)
Proceeds from Investment Funds	79,591,917
Decrease in other assets	2,329
Decrease in due to Adviser	(3,714)
Decrease in professional fees payable	(26,227)
Increase in other payable	6,389
Increase in administration fees payable	6,000
Net Cash Used in Operating Activities	(18,617,112)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from member subscriptions	145,068,216
Payments for member interests repurchased	(89,048,401)
Net Cash Provided by Financing Activities	56,019,815
Net increase in cash and cash equivalents	37,402,703
Cash and cash equivalents at beginning of year	7,823,581
Cash and Cash Equivalents at End of Year	$45,226,284

The accompanying notes are an integral part of these financial statements.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Financial Highlights

The following represents certain ratios to average members’ equity – net assets, total return, and other supplemental information for the periods indicated:

	For the year March 31, 2009	For the year March 31, 2008*	For the year March 31, 2007	For the year March 31, 2006	For the year March 31, 2005
Net assets, end of period	$343,863,804	$319,569,861	$310,364,405	$292,022,821	$240,943,784
Ratio of net investment loss to average members' equity - net assets (a) (b)	(1.16%)	(1.18%)	(1.71%)	(1.75%)	(1.77%)
Ratio of expenses to average members' equity - net assets (a) (b)	1.20%	1.24%	1.86%	1.85%	1.81%
Portfolio turnover	24.20%	7.37%	30.25%	15.33%	15.61%
Total return (c)	(15.98%)	0.45%	8.82%	10.09%	4.83%

*	The Company reorganized into a master-feeder structure for this period.
(a)	Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. Please refer to Note 5 for additional information about the expenses of the Investment
Funds that the Company indirectly bears.
(b)	Average members' equity - net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	Total return assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.

The accompanying notes are an integral part of these financial statements.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements

March 31, 2009

1. Organization

Excelsior Directional Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds, LLC (the “Company”), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the Company will achieve its investment objective. The investment managers of the investment funds in which the Company invests generally conduct their investment programs through these investment funds (collectively, the “Investment Funds”). The Company invests in the Investment Funds as a limited partner or member along with other investors.

Excelsior Directional Hedge Fund of Funds (TI), LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Fund”)and Excelsior Directional Hedge Fund of Funds, Ltd. (the “Offshore Fund”) (together, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the “Adviser”). The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser. Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to manage the day-to-day operations of the Company.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

1. Organization (continued)

The Company was established to invest substantially all of the assets of the Feeder Fund and the Offshore Fund, as members of the Company (“Members”). As of March 31, 2009, the Feeder Fund’s and Offshore Fund’s ownership of the Company’s Members’ Equity—Net Assets were 64.35% and 35.65%, respectively.

Member subscriptions for interests in the Company (“Interests”) by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice in each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board.

The Company’s investments are reported at fair value in accordance with SFAS 157, which is defined below. The Board and the Adviser have approved procedures pursuant to which the Company values its investments in Investment Funds subject to the review and supervision of the Board and Adviser. In accordance with these procedures, fair value of investments in the Investment Funds takes into consideration all available information and other factors that the Board and Adviser deem pertinent. Generally, the Board and Adviser will use valuations reported to the Company by the managers of these Investment Funds as an input, and the Company, Board or Adviser may reasonably determine that additional factors should be considered and reflected.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

The value of the Company’s investments determined using the Company’s procedures may differ from the value reported by the Investment Fund. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on April 1, 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. In accordance with the valuation procedures of the Company, the Adviser generally uses the value reported by the Investment Fund as the primary input to its valuation; however, adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment. Management considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to Management’s perceived risk of that fund.

Substantially all of the Company's investments in Investment Funds have been classified within level 3, and the Company generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the Company, Board or Adviser due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Investment Funds	$ -	$ -	$ 305,279,674	$ 305,279,674

Total	$ -	$ -	$ 305,279,674	$ 305,279,674

The following table includes a rollforward of the amounts for the year ended March 31, 2009 for the investments classified within level 3. The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

Investments in Investment Funds

Balance as of 3/31/08	$315,503,874
Accrued discounts/premiums	—
Net realized gain from Investment Fund redemptions	11,301,091
Net change in accumulated unrealized appreciation on investments	(73,329,657)
Net purchases (sales)	51,804,366
Net transfers in (out) of Level 3	—
Balance as of 3/31/09	$305,279,674

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. The net unrealized appreciation for the year ended March 31, 2009 for level 3 investments held by the Company as of March 31, 2009 was a decrease of $62,158,092.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in Investment Funds. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss. The Company has a tax year end of December 31.

The cost of the Company’s investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2008. Based on Investment Funds owned at December 31, 2008, the cost of investments for Federal income tax purposes was $334,117,515. This included unrealized appreciation on a tax basis of $6,639,077 and unrealized depreciation on a tax basis of $43,200,945.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

Effective April 1, 2007, the Company adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns in order to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company’s financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2008. No income tax returns are currently under examination. The statute of limitations on the Company’s U.S. Federal tax returns remains open for the years ended December 31, 2006 through December 31, 2008. The statute of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

d. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement.

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

3. Advisory Fee, Related Party Transactions and Other

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. Each Feeder Fund also pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. Prior to the Reorganization, the Company paid the Adviser an advisory fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

3. Advisory Fee, Related Party Transactions and Other (continued)

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Investment Funds in which the Company invests and with companies in which the Investment Funds invest.

For the year ended March 31, 2009, the Company incurred advisory fees totaling $3,767,183, based on the current advisory fee rate of 1.0%. Of total advisory fees, $839,487 was payable as of March 31, 2009.

The Board is made up of three Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”). David R. Bailin, a member of the Board who was an “interested person” of the Company, as defined by the 1940 Act of the Company, resigned from the Board effective September 26, 2008. The Disinterested Managers receive an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. The Company incurred $64,000 of retainer and per meeting fees for the year ended March 31, 2009, none of which is payable as of March 31, 2009.

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. The Company pays the Administrator a quarterly fee equal to $3,000 per Feeder Fund invested in the Company. The quarterly fee of $3,000 per Feeder Fund invested in the Company shall be adjusted on each January 1 based on the increase or decrease in the “Revised Consumer Price Index – (1967 = 100)” for the immediately preceding calendar year, as published by the Bureau of Labor statistics of the United States Department of Labor. For the year ended March 31, 2009, the Company incurred $24,000 in expenses related to such administrative services. Of total administrative fees, $6,000 was payable as of March 31, 2009. The Feeder Funds incur additional expenses directly for the services provided by the Administrator.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Investment Funds is generally limited to the net asset value of its interest in each Investment Fund.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw assets from Investment Funds, or unforeseen outflows of cash. This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's investments in the Investment Funds can be redeemed on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any Investment Fund.

5. Investments in Investment Funds

As of March 31, 2009, the Company had investments in 30 Investment Funds. The Company, as an investor in these Investment Funds, is charged management fees ranging from 0.0% to 2.0% (per annum) of the net asset value of its ownership interests in the Investment Funds, as well as incentive fees or allocations ranging from 15.0% to 25.0% of net profits earned that are attributable to the Company's ownership interests in such Investment Funds. The Company also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2009, ranged from approximately 1.4% to 17.6% of the Company's average invested capital in each Investment Fund. Incentive fees or allocations for the same fiscal year ranged from approximately 0.0% to 7.5% of the Company's average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Company's assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. Although the foregoing ranges of Investment Fund expense ratios are based on audited financial data received from the Investment Funds, the ranges were not audited by the Company's independent registered public accounting firm .

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

5. Investments in Investment Funds (continued)

In general, most of the Investment Funds in which the Company invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Company may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Investment Funds generally provide that the Investment Fund may suspend, limit or delay the right of its investors, such as the Company, to withdraw capital. In addition, some of the Investment Funds may invest a portion of their assets in illiquid securities and may not permit the portion of the Company’s capital invested in these Investment Funds that is allocable to illiquid securities to be withdrawn until the securities are sold or become liquid.

Aggregate purchases and proceeds of interests in Investment Funds for the year ended March 31, 2009 are $136,000,000 and $83,945,633, respectively.

6. Bank Note-Line of Credit Facility

The Company maintained a $30,000,000 revolving line of credit agreement with a U.S. financial institution that was collateralized by the Company’s cash and investments. Based upon the election of the Company, interest accrued at either the financial institution’s prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the year ended March 31, 2009, the Company incurred $92,813 in facility fees related to the bank line of credit, none of which was payable as of March 31, 2009. The bank line of credit was not used during the year ended March 31, 2009. As of January 23, 2009, the revolving line of credit agreement was terminated.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

8. Subsequent Events

As of March 31, 2009, the Company received subscriptions in advance for Interests from Members in the amount of $10,503,500, which is reflected as Members’ interests received in advance on the Statement of Assets, Liabilities and Members’ Equity – Net Assets. These subscriptions resulted in the issuance of Interests in the Company effective April 1, 2009.

FASB Staff Position (FSP) FAS 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”, was issued April 9, 2009 effective for interim and annual report periods ending after June 15, 2009, which is applied prospectively. FSP FAS 157-4 provides additional guidance in order to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. FSP FAS 157-4 also identifies conditions to consider when assessing when a transaction is not orderly. FSP 157-4 amends SFAS 157 to require entities to disclose additional information regarding the inputs and valuation techniques used to measure fair value and requires entities to provide disclosures for major categories of securities on a more disaggregated basis than previously had been required under SFAS 157. The Fund is reviewing the position along with its impact on the financial statements.

On April 1, 2009, the Company received a contribution of $76,996,357 from the Feeder Fund. The Feeder Fund received these assets pursuant to an agreement and acquisition (the “Plan”) of BACAP Alternative Multi-Strategy Fund, LLC (the “BACAP Fund”),the Feeder Fund, and the Company. The BACAP Fund is a non-diversified, closed-end management investment company registered under the 1940 Act, for which an affiliate of the Adviser serves as investment adviser. Pursuant to the Plan, the Company also assumed all of the related liabilities of the BACAP Fund that the Feeder Fund assumed as part of the transaction. All of the transactions were effective April 1, 2009.

On May 7, 2009, UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation (“UMB”), signed a definitive agreement to purchase the Administrator. The Administrator will operate as a wholly-owned division of UMB Fund Services, Inc., a UMB subsidiary that provides all aspects of mutual fund and alternative investment services. The Administrator will retain its name and continue operations from its headquarters in Ogden, Utah.

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

8. Subsequent Events (continued)

As a result of the Plan, the following positions became investments of the Company on April 1, 2009:

	Cost	Fair Market Value
Addison Clark Fund, L.P.	$ 3,000,000	$ 2,516,635
Alydar Fund, L.P.	5,999,169	6,877,385
American Durham, L.P.	651,385	474,043
Aristeia Partners, L.P.	3,650,000	3,537,502
Artha Emerging Markets Fund, L.P.	4,754,121	4,220,130
Brevan Howard, L.P.	3,086,502	5,714,798
Centaurus Alpha Fund, L.P.	2,167,757	1,922,245
Delaware Street Capital, L.P.	34,744	37,735
Drake Global Opportunites Fund, L.P.	515,756	227,911
Halcyon Enhanced Fund, L.P.	2,286,706	2,245,737
Henderson Asia Pacific Absolute Return Fund, Ltd.	5,000,000	5,466,478
JANA Partners, L.P.	326,041	354,455
Lydian Partners II, L.P.	3,943,641	1,249,769
Lydian Partners SPV, Ltd.	56,359	475
Rohatyn Group Global Opportunity Partners, L.P. (Class A)	167,351	190,474
Royal Capital Value Fund (QP), L.P.	4,693,809	4,568,236
Seligman Tech Spectrum Fund, LLC	4,010,303	4,610,345
Strategic Value Restructuring Fund, L.P.	1,097,178	934,076
Tiedemann/Falconer Partners, L.P.	4,250,000	5,301,238
Vicis Capital Fund	2,750,000	3,431,096
Waterfall Eden Fund, L.P.	3,200,000	2,733,046
Total	$ 55,640,822	$ 56,613,809

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited)

March 31, 2009

Information pertaining to the Board and officers of the Company is set forth below:

Name , Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Independent Managers

Gene M. Bernstein c/o Excelsior Directional Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1947)	Manager	Term Indefinite; Length- since October 2000

Chairman of Northville Industries, a subsidiary of NIC Holding Corp (2003 to present) which engages in petroleum trading, marketing, storage, and distribution. Dean of the Skodneck Business Development Center at Hofstra University (2000-2001). Prior to that, Mr. Bernstein was President and Vice Chairman at Northville Industries, petroleum marketing, distribution, trading and storage company and wholly-owned subsidiary of NIC Holding Corp. Mr. Bernstein serves as a manager of Excelsior Directional Hedge Fund of Funds (TI), LLC, Excelsior Directional Hedge Fund of Funds (TE), LLC, Excelsior Venture Partners III, LLC, and Excelsior Venture Investors III, LLC.

				5
Victor F. Imbimbo, Jr. c/o Excelsior Directional Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term-Indefinite; Length- since October 2000

President and CEO of Caring Today, LLC., the publisher of Caring Today Magazine, the leading information resource within the family caregivers market. Prior to this, Mr. Imbimbo, was Executive Vice President of TBWA\New York and President for North America with TBWA/WorldHealth, a division of TBWA Worldwide where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Directional Hedge Fund of Funds (TI), LLC, Excelsior Directional Hedge Fund of Funds (TE), LLC, Excelsior Venture Partners III, LLC, and Excelsior Venture Investors III, LLC.

				5
Stephen V. Murphy c/o Excelsior Directional Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term-Indefinite; Length- since October 2000	President of S.V. Murphy & Co., an investment banking firm. He also serves on the board of directors of The First of Long Island Corporation, The First National Bank of Long Island and Bowne & Co., Inc. Mr. Murphy serves as a manager of Excelsior Directional Hedge Fund of Funds (TI), LLC, Excelsior Directional Hedge Fund of Funds (TE), LLC, Excelsior Venture Partners III, LLC, and Excelsior Venture Investors III, LLC.	5

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited) Continued

March 31, 2009

Information pertaining to the Board and officers of the Fund is set forth below:

Name , Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Officers who are not Managers

Spencer Boggess One Bryant Park New York, NY 10036 (Born 1967)	Chief Executive Officer	Term – Indefinite; Length – Since March 2006

Managing Director, Alternative Investment Asset Management, Bank of America (7/07 to present); President and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. and Portfolio Manager of the Company (7/03 to present).

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term – Indefinite; Length – since April 2007

Managing Director, Alternative Investment Asset Management, Bank of America (7/07 to present); Director, Chief Financial Officer and Treasurer (10/07 to present) and Senior Vice President (6/07 to present) of U.S. Trust Hedge Fund Management, Inc.; Director (4/07 to 5/08), Senior Vice President (7/07 to 5/08), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).

Mohan Badgujar One Bryant Park New York, NY 10036 (Born 1958)	Chief Operating Officer	Term - Indefinite; Length - Since March 2006

Director, Alternative Investment Asset Management, Bank of America (7/07 to present); Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to present); Managing Partner of Blue Hill Capital Partners LLC (10/03 to 10/05) (Registered Investment Adviser).

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Company Management (Unaudited) Continued

March 31, 2009

Name , Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Linda J. Wondrack One Financial Center Boston, MA 02111 (Born 1964)	Chief Compliance Officer	Term — Indefinite; Length — since September 2007

Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America (6/05 to present); Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (8/04 to 5/05); Managing Director, Deutsche Asset Management (prior to 8/04).

All officers of the Company are employees and/ or officers of the Adviser.

22

ITEM 2. CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2009, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2008 and March 31, 2009 were $38,000 and $39,900, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant during the fiscal year.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed $50,750 for fees relating to the preparation of the Registrant’s tax return for the fiscal year ended March 31, 2009.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2009, were $0 and $15,000, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2008, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-

END MANAGEMENT INVESTMENT COMPANIES.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT

COMPANIES

(a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Mr. Spencer N. Boggess is the portfolio manager (the "Portfolio Manager") primarily responsible for the day-to-day management of the registrant's portfolio, subject to such policies as may be adopted by the Board of Managers.

Mr. Boggess joined Bank of America Corporation as part of the acquisition of U.S. Trust and is a managing director. Since July 2003, Mr. Boggess has served as the portfolio manager of the Registrant and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. ("the Adviser"). From 2000 to 2003, Mr. Boggess served as Co-Director of Research at CTC where he shared responsibility for sourcing, due diligence, portfolio construction and monitoring hedge fund managers for inclusion in the Registrant and for CTC advisory clients. Mr. Boggess is also the Chairman of the Education Committee of the Greenwich Roundtable, a non-profit organization focused on education for investors in hedge funds and private equity. From 1996 to 2000, Mr. Boggess was both Principal and the senior hedge fund research professional at Winston Partners, a McLean, VA based alternative investment management firm with three multi-manager hedge fund of funds products.

(a) (2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2009:

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
1	$76,996,358	15	$1,018,474,411	0	N/A
Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
0	N/A	11	$836,364,260	0	N/A

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise should Mr. Boggess have day-to-day portfolio management responsibilities with respect to more than one fund. Mr. Boggess may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and Mr. Boggess may personally invest in these accounts. These factors could create conflicts of interest because Mr. Boggess may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if Mr. Boggess identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In ddition, Mr. Boggess may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Mr. Boggess are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a) (3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2009:

Mr. Boggess' compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the Registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to Mr. Boggess is based on a variety of factors, including, without limitation, the financial performance of the Adviser, execution of managerial responsibilities, client interactions, support and general teamwork.

Ownership of Fund Securities

As of March 31, 2009, Mr. Boggess does not directly own any Interests in the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics (See Exhibit 1)

(a) (2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds (TI), LLC

By (Signature and Title)	/s/ Spencer N. Boggess

Spencer N. Boggess, Principal Executive Officer

Date June 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds (TI), LLC

By (Signature and Title)	/s/ Steven L. Suss

Steven L. Suss, Principal Financial Officer

Date June 10, 2009